Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments € in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 95,300	€ 54,000
Fair value	1,567		$ 59
Notional amount	182,453		190,661
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:OtherAssetsCurrent
Derivatives, Fair Value [Line Items]
Fair value derivative asset	0		15
Notional amount of derivative asset	0		5,680
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:OtherLiabilitiesCurrent
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(284)		(175)
Notional amount of derivative liability	95,346		99,514
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:OtherAssetsCurrent | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			55,880
Fair value derivative asset	1,850		454
Notional amount of derivative asset	87,107
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:OtherLiabilitiesCurrent | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			235
Fair value derivative liability	0
Notional amount of derivative liability	$ 0		$ 29,587